Current and long-term debt - BNPP Sinosure Credit Facility (Details)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	Sep. 30, 2020 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				19	19
Borrowings				$ 2,415,326,000	$ 2,552,473,000
BNPP Sinosure credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					134,100,000
Lesser of percentage of the purchase price and installation of scrubbers				85.00%
Number of scrubbers				70
Scrubber Cost				$ 1,900,000
Percentage not to exceed fair market value of collateral vessel				65.00%
Borrowings				$ 94,700,000
Net proceeds of equity issuance				50.00%
Cumulative positive net income				25.00%
Consolidated tangible net worth				$ 1,000,000,000.0
Net debt to capitalization ratio				0.60
BNPP Sinosure credit facility [Member] | Consolidated Liquidity Requirement - Scenario One [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount				$ 25,000,000.0
BNPP Sinosure credit facility [Member] | Consolidated Liquidity Requirement - Scenario Two [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each chartered-in vessel				250,000
Consolidated liquidity requirement per each owned vessel				$ 500,000
BNPP Sinosure credit facility [Member] | Borrowings, Financial Covenants, Period One [Member] | Minimum
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				130.00%
BNPP Sinosure credit facility [Member] | Borrowings, Financial Covenants, Period Two [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels				135.00%
BNPP Sinosure credit facility [Member] | Ten Semi annual payments
Disclosure of detailed information about borrowings [line items]
Borrowings, Periodic Payment, Amount				$ 5,100,000
BNPP Sinosure credit facility [Member] | Payment may increase once loan is drawn
Disclosure of detailed information about borrowings [line items]
Borrowings, Periodic Payment, Amount				6,700,000
BNPP Sinosure credit facility [Member] | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				32,600,000
Borrowings				$ 101,500,000
BNPP Sinosure credit facility [Member] | KEXIM Credit Facility [Member] | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	22	13	13	5
Borrowings	$ 42,100,000	$ 24,900,000	$ 24,900,000	$ 9,600,000
BNPP Sinosure credit facility [Member] | KEXIM Credit Facility [Member] | STI Park and STI Fulham [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	2
Repayments of borrowings	$ 28,800,000
BNPP Sinosure credit facility [Member] | KEXIM Credit Facility [Member] | STI Elysees
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel		1
Repayments of borrowings		$ 17,800,000
BNPP Sinosure credit facility [Member] | KEXIM Credit Facility [Member] | STI Orchard
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			1
Repayments of borrowings			$ 16,200,000
BNPP Sinosure credit facility [Member] | KEXIM Credit Facility [Member] | STI Hackney
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				$ 9,900,000
Sinosure facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					67,000,000.0
Sinosure facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				1.80%
Commercial facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				2.80%
Commercial facility [Member] | BNPP Sinosure credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					$ 67,000,000.0